Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,442.4	$ 3,446.9	$ 3,360.9
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	215.9	175.9	167.3
Caribbean
Segment Reporting Information [Line Items]
Gross written premiums	9.3	7.7	17.6
Europe
Segment Reporting Information [Line Items]
Gross written premiums	82.8	92.6	94.5
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums	295.7	290.1	258.3
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	2,003.9	1,875.9	1,729.3
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	63.0	70.1	88.1
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	614.9	775.8	868.6
Others
Segment Reporting Information [Line Items]
Gross written premiums	$ 156.9	$ 158.8	$ 137.2